WEBs ETF Trust

WEBs Consumer Staples XLP Defined Volatility ETF

Schedule of Investments
 January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.1%
United States – 51.1%
Consumer Staples Select Sector SPDR Fund(1)	1,539	$128,522
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,613)		128,522

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 47.8%
Time Deposits – 47.8%
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	$120,201	120,201
TOTAL SHORT-TERM INVESTMENTS (Cost - $120,201)		120,201

TOTAL INVESTMENTS – 98.9% (Cost - $245,814)		248,723
OTHER ASSETS LESS LIABILITIES – 1.1%		2,711
NET ASSETS – 100.0%		$251,434

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Consumer Staples Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	230	08/24/2026	$2,841

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate